10. General and Administrative Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Other Income and Expenses [Abstract]
Salaries and related expenses					$ 220,586	$ 97,060
Legal and professional fees					828,003	676,096
Consulting - Stock based compensation					72,120	247,307
Insurance					103,389	131,853
Other expenses					84,051	329,212
Total general and administrative expenses	$ 351,911	$ 423,262	$ 577,913	$ 774,839	$ 1,308,150	$ 1,481,528